Supplement to the
Fidelity® Fund
August 29, 2023
Summary Prospectus
Jean Park no longer serves as Portfolio Manager of the fund.
The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Nidhi Gupta (Portfolio Manager) has managed the fund since 2024.
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.42%A,B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%B
Total annual operating expenses	0.42%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 43
3 years	$ 135
5 years	$ 235
10 years	$ 530

FID-SUSTK-0524-101	May 22, 2024
1.9911335.101

Supplement to the
Fidelity® Fund
Class K
August 29, 2023
Summary Prospectus
Jean Park no longer serves as Portfolio Manager of the fund.
The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Nidhi Gupta (Portfolio Manager) has managed the fund since 2024.
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.34%A,B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%B
Total annual operating expenses	0.34%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 35
3 years	$ 109
5 years	$ 191
10 years	$ 431

FID-K-SUSTK-0524-102	May 22, 2024
1.9880466.102